December 30, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Growth Fund (the "Fund")
                  File Nos. 33-10583 and 811-4873

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus (relating to Class A Shares, Class B Shares and Class C Shares) for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003 (Accession #0000935069-03-000552).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5176.


                                                     Very truly yours,

                                                     /s/ Jennifer A. English
                                                     Jennifer A. English
                                                     Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd